Intangible Assets, net - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 4,247,883	$ 4,366,535
Total Gross Carrying Amount	4,494,796	4,678,448
Amortization
Accumulated Amortization	2,221,336	1,804,417
Intangible assets, net
Net Book Value - Subject to amortization	2,026,547	2,562,118
Total Net Book Value	2,273,460	2,874,031
Trademarks
Intangible assets - Gross carrying amount
Not subject to amortization	246,913	311,913
Intangible assets, net
Not subject to amortization	246,913	311,913
Customer relationships
Intangible assets - Gross carrying amount
Gross Carrying Amount	2,434,051	2,590,225
Amortization
Accumulated Amortization	956,586	809,669
Intangible assets, net
Net Book Value - Subject to amortization	$ 1,477,465	$ 1,780,556
Weighted Average Life (years)	15 years 2 months 12 days	14 years 9 months 18 days
Computer software and game library
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 947,207	$ 946,150
Amortization
Accumulated Amortization	710,725	550,506
Intangible assets, net
Net Book Value - Subject to amortization	$ 236,482	$ 395,644
Weighted Average Life (years)	5 years 7 months 6 days	5 years 8 months 12 days
Trademarks
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 186,218	$ 200,107
Amortization
Accumulated Amortization	47,053	35,923
Intangible assets, net
Net Book Value - Subject to amortization	$ 139,165	$ 164,184
Weighted Average Life (years)	14 years 1 month 6 days	13 years 4 months 24 days
Concessions and licenses
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 300,207	$ 255,299
Amortization
Accumulated Amortization	204,533	153,277
Intangible assets, net
Net Book Value - Subject to amortization	$ 95,674	$ 102,022
Weighted Average Life (years)	10 years 1 month 6 days	10 years 3 months 18 days
Developed technologies
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 220,213	$ 234,420
Amortization
Accumulated Amortization	155,870	128,200
Intangible assets, net
Net Book Value - Subject to amortization	$ 64,343	$ 106,220
Weighted Average Life (years)	5 years 4 months 24 days	5 years 4 months 24 days
Networks
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 18,806	$ 15,689
Amortization
Accumulated Amortization	13,571	11,225
Intangible assets, net
Net Book Value - Subject to amortization	$ 5,235	$ 4,464
Weighted Average Life (years)	7 years	7 years
Sports and horse racing betting rights
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 132,521	$ 115,991
Amortization
Accumulated Amortization	128,888	112,060
Intangible assets, net
Net Book Value - Subject to amortization	$ 3,633	$ 3,931
Weighted Average Life (years)	6 years 6 months	6 years 6 months
Other
Intangible assets - Gross carrying amount
Gross Carrying Amount	$ 8,660	$ 8,654
Amortization
Accumulated Amortization	4,110	3,557
Intangible assets, net
Net Book Value - Subject to amortization	$ 4,550	$ 5,097
Weighted Average Life (years)	16 years 1 month 6 days	16 years 1 month 6 days